Exchange Act-Forms
                                    FORM 13F

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                                                   OMB Number:      3235-0006
                                                   Expires:  October 31, 2000
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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 3/31/00
            Check here if Amendment [ ]; Amendment Number: __________
                        This Amendment (Check only one.):
                        [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:  Technology Crossover Management II, L.L.C.
________________________________________________________________________________

Address:  575 High Street, Suite 400, Palo Alto, CA 94301_______________________

________________________________________________________________________________

________________________________________________________________________________

Form 13F File Number:  28-05383
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                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:



Name:   Carla S. Newell

Title:  Attorney-in-Fact

Phone:  650-614-8200

Signature, Place, and Date of Signing:

/s/ Carla S. Newell
[Signature]

Palo Alto, California
[City, State]

May 12, 2000
[Date]

Report Type (Check only one.):

    [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                           0
                                                --------------

Form 13F Information Table Entry Total:                      7
                                                --------------

Form 13F Information Table Value Total:               $162,736
                                                --------------
                                                    (thousands)

List of Other Included Managers:

    NONE

                                            FORM 13F INFORMATION TABLE

                                                                                                              Voting Authority
                                                            Value      Shares  Sh/ Put/ Invstmt          -------------------------
      Name of Issuer         Title of class CUSIP         (x$1000)             Prn Call Dscretn Managers    Sole     Shared   None
--------------------------   -------------- ---------     -------    --------- --- ---  ------- --------  --------   ------   ----
Autoweb.com                  Common         053331104      21,058    2,929,608  SH        Sole           2,929,608     0        0
Copper Mountain Networks     Common         217510106      63,030      769,246  SH        Sole             769,246     0        0
Digital Generation Systems   Common         253921100      14,271    1,985,444  SH        Sole           1,985,444     0        0
HomeStore.com                Common         437852106      14,855      304,717* SH        Sole             307,717     0        0
iVillage Inc.                Common         46588H105       9,664      616,634  SH        Sole             616,634     0        0
Mortgage.com                 Common         61910V102      10,849    4,339,677  SH        Sole           4,339,677     0        0
ONYX Software Corporation    Common         683402101      29,009      910,100  SH        Sole             910,100     0        0

*Includes 60,945 shares held in escrow
